Note 6 Changes in impaired financial assets and guarantees given (Details) - EUR (€) € in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2025	Dec. 31, 2024
Changes in impaired assets and guarantees given [Line Items]
Impaired financial assets and guarantees given at the beginning		€ 14,891	€ 15,362
Additions Of Impaired Assets		6,082	12,255
Decrease of impaired assets	[1]	(3,442)	(7,346)
Increase (decrease) in financial assets		2,640	4,909
Decrease through write-off, financial assets		(2,287)	(4,559)
Increase (decrease) through foreign exchange and other movements, financial assets		(585)	(820)
Impaired financial assets and guarantees given at the end		€ 14,659	€ 14,891

[1]
(1) Reflects the total amount of impaired loans and advances derecognized from the consolidated balance sheet throughout the period as a result of monetary recoveries as well as mortgage foreclosures and real estate assets received in lieu of payment.